Share Capital and Capital Surplus and Others (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Number of authorized, issued and outstanding common shares and the details of capital surplus and others	Details of share capital as of December 31, 2024 and 2023 are as follows:

(In millions of won, except for share data)
	December 31, 2024		December 31, 2023
Number of authorized shares		670,000,000	670,000,000
Par value (in won)	₩	100	100
Number of issued shares		214,790,053	218,833,144
Share capital:
Common share(*)	₩	30,493	30,493

(*)
In 2002, 2003 and 2024, The Parent Company retired treasury shares with reduction of its retained earnings before appropriation. As a result, the Group’s issued shares have decreased without change in share capital.

Details of capital surplus and others as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Paid-in surplus	₩	1,771,000	1,771,000
Treasury shares (Note 24)		(92,962)	(301,981)
Hybrid bonds (Note 25)		398,509	398,509
Share option (Note 26)		14,498	9,818
Others(*)		(14,045,981)	(13,705,990)

	₩	(11,954,936)	(11,828,644)

(*)	Others primarily consist of the excess of the consideration paid by the Group over the carrying amount of net assets acquired from entities under common control.

Summary of changes in issued shares
(2)	Changes in issued shares for the years ended December 31, 2024 and 2023 are as follows:

(In shares)
	2024	2023
Issued shares as of January 1	218,833,144	218,833,144
Retirement of treasury shares(*)	(4,043,091)	—

Issued shares as of December 31	214,790,053	218,833,144

(*)	The Parent Company retired 4,043,091 treasury shares with reduction of its retained earnings before appropriation for the year ended December 31, 2024.

Details of shares outstanding
(3)	Details of shares outstanding as of December 31, 2024 and 2023 are as follows:

(In shares)	December 31, 2024			December 31, 2023
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	214,790,053	1,903,711	212,886,342	218,833,144	6,133,414	212,699,730